UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08332
Emerging Markets Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Buildings, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Emerging Markets Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.7%

Security	Shares	Value
Airlines — 0.6%
Grupo Aeroportuario del Sureste S.A. de C.V. ADR	11,900	$262,990
		$262,990

Automotive — 4.8%
Hyundai Mobis	19,050	960,102
Tata Motors Ltd. ADR (1)	130,132	1,167,284
		$2,127,386

Banks and Money Services — 19.8%
Bank Mandiri	7,133,500	1,131,303
Grupo Financiero Banorte DA de CV	212,550	1,000,071
Hansabank Ltd.	164,000	1,463,137
Kookmin Bank (1)	23,290	738,022
Public Bank Berhad	448,100	836,613
Standard Bank Group Ltd.	212,335	1,669,496
Taishin Financial Holdings Co. Ltd.	1,176,251	948,943
Turkiye IS Bankasi	256,887,000	938,478
		$8,726,063

Cement — 2.7%
Siam Cement, Public Company Ltd.	186,000	1,194,351
		$1,194,351

Chemicals — 5.1%
Nan Ya Plastics Corp.	598,900	872,543
Reliance Industries Ltd. GDR (2)	58,150	1,358,965
		$2,231,508

Diversified Operations — 1.2%
Sime Darby Berhad	349,200	$528,656
		$528,656

Electric - Integrated — 2.0%
Malakoff Berhad	519,000	860,447
		$860,447

Engineering and Construction — 2.5%
Daelim Industrial Co.	25,700	1,103,690
		$1,103,690

Home Furnishings — 2.1%
Steinhoff International Holdings Ltd.	608,662	916,518
		$916,518

Insurance — 5.0%
China Insurance International Holdings Co., Ltd.	2,274,000	1,175,526
Samsung Fire & Marine Insurance Co., Ltd.	17,450	1,003,259
		$2,178,785

Leisure and Tourism — 1.8%
Genting Berhad	174,200	774,807
		$774,807

Mining — 3.4%
AngloGold Ashanti Ltd.	17,490	678,131
Gold Fields Ltd.	60,704	827,433
		$1,505,564

Office Automation and Equipment — 1.2%
Sindo Ricoh Co.	10,180	538,305
		$538,305

Oil and Gas - Equipment and Services — 2.9%
Lukoil Oil., ADR	10,326	$1,280,424
		$1,280,424

Oil Companies - Exploration & Production — 2.9%
CNOOC Ltd.	2,410,000	1,260,211
		$1,260,211

Oil Companies-Integrated — 5.0%
China Petroleum and Chemical Corp.	3,272,000	1,334,558
PTT Public Company Ltd.	208,000	863,633
		$2,198,191

Paper Products — 0.3%
Kimberly-Clark de Mexico S.A. de C.V.	53,300	156,125
		$156,125

Publishing — 2.4%
Hurriyet Gazetecilik ve Matbaacilik A.S.	585,140,000	1,059,121
		$1,059,121

Real Estate — 1.2%
Consorcio ARA S.A. de C.V. (1)	180,000	513,045
		$513,045

Retail — 2.0%
Wal-Mart de Mexico S.A.	254,700	863,333
		$863,333

Steel — 7.2%
Cia Siderurgica Nacional S.A. ADR	54,260	842,658
POSCO	8,240	1,228,416
Tenaris SA ADR	23,721	1,081,440
		$3,152,514

Telephone - Integrated — 10.3%
Chunghwa Telecom Co., Ltd.	724,000	$1,204,024
Mobile Telesystems ADR	11,625	1,685,509
Shin Corp., Public Company Ltd.	921,000	839,294
SK Telecom Co. Ltd. ADR	41,050	798,423
		$4,527,250

Tobacco — 3.3%
British American Tobacco Malaysia Berhad	28,700	349,309
Companhia Souza Cruz S.A.	102,123	1,106,600
		$1,455,909

Total Common Stocks (identified cost $29,398,195)		$39,415,193

Preferred Stocks — 4.5%

Security	Shares	Value
Automotive — 2.2%
Hyundia Motor Co., Ltd.	37,900	$979,089
		$979,089

Electric - Integrated — 2.3%
Cia Energetica de Minas Gerais	46,356,000	989,057
		$989,057

Total Preferred Stocks (identified cost $1,272,541)		$1,968,146

Investment Funds — 1.8%

Security	Shares	Value
Exchange Traded Funds — 1.8%
Novy Neft Ltd. (3)	47,861	$789,707
		$789,707

Total Investment Funds (identified cost $481,003)		$789,707

Warrants — 0.0%

Security	Shares	Value
Oil Companies - Exploration & Production — 0.0%
Teton Petroleum Co.	80,000	$0
Exercise price: $6, Expiration date: 4/1/05 (1) (3)		$0

Total Warrants (identified cost $0)		$0

Total Investments — 96.0% (identified cost $31,151,739)		$42,173,046

Other Assets, Less Liabilities — 4.0%		$1,776,001

Net Assets — 100.0%		$43,949,047

ADR	-	American Depositary Receipt

GDR	-	Global Depository Receipt.

(1)		Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $1,358,965 or 3.1% of the Portfolio’s net assets.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Republic of Korea	16.7%	$7,349,306
South Africa	9.3%	4,091,578
Hong Kong	8.6%	3,770,295
Malaysia	7.6%	3,349,832
Taiwan	6.9%	3,025,510
Russia	6.7%	2,965,933
Brazil	6.7%	2,938,315
Thailand	6.6%	2,897,278
Mexico	6.4%	2,795,564
Turkey	4.5%	1,997,599
Estonia	3.3%	1,463,137
India	3.1%	1,358,965
United States	2.7%	1,167,284
Indonesia	2.6%	1,131,303
Argentina	2.5%	1,081,440
Bermuda	1.8%	789,707

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$31,151,739
Gross unrealized appreciation	$11,409,928
Gross unrealized depreciation	(388,620)
Net unrealized appreciation	$11,021,307

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/ Robert Lloyd George
Robert Lloyd George
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Lloyd George
Robert Lloyd George
President and Principal Executive Officer

Date:	November 17, 2004

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	November 17, 2004